4. SIGNIFICANT ACCOUNTING POLICIES: o) Financial instruments: Schedule of Classification and Measurements of Financial Assets (Details)	12 Months Ended
Dec. 31, 2020
Cash
Classification and Measurement	FVTPL
Accounts receivable
Classification and Measurement	Amortized cost
Loans receivable TDMA loan
Classification and Measurement	FVTPL
Loans receivable
Classification and Measurement	Amortized cost
Deposits
Classification and Measurement	Amortized cost
OpCo debenture
Classification and Measurement	FVTPL
Call/put option
Classification and Measurement	FVTPL
Accounts payable and accrued liabilities
Classification and Measurement	Amortized cost
Loans payable PV convertible loan
Classification and Measurement	FVTPL
Loans payable
Classification and Measurement	Amortized cost
Credit facility
Classification and Measurement	Amortized cost